Credit facility (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Credit facility [Member]
Disclosure of Financial Instruments [Line Items]
Credit facility - Funds drawn	$ 48,792	$ 49,405